Income tax (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods

All figures in £ millions	Notes	2017	2016	2015
Current tax
Charge in respect of current year		(121)	(66)	(155)
Adjustments in respect of prior years		(2)	27	42

Total current tax charge		(123)	(39)	(113)

Deferred tax
In respect of temporary differences		96	277	185
Other adjustments in respect of prior years		14	(16)	9

Total deferred tax credit	13	110	261	194

Total tax (charge)/credit		(13)	222	81

Summary of Profit/(Loss) Before Tax Differences Calculated

The tax on the Group’s profit/(loss) before tax differs from the theoretical amount that would arise using the UK tax rate as follows. Information for 2016 has been re-presented to give additional disclosure.

All figures in £ millions	2017	2016	2015
Profit/(loss) before tax	421	(2,557)	(433)
Tax calculated at UK rate (2017: 19.25%, 2016: 20%, 2015: 20.25%)	(81)	511	88
Effect of overseas tax rates	15	424	52
Joint venture and associate income reported net of tax	15	19	10
Intangible impairment not subject to tax	—	(722)	(60)
Intra-group financing benefit	26	34	18
Movement in provisions for tax uncertainties	49	(37)	30
Impact of US tax reform	(1)	—	—
Net expense not subject to tax	(39)	(8)	(10)
Gains and losses on sale of businesses not subject to tax	8	15	(32)
Utilisation of previously unrecognised tax losses and credits	(1)	—	—
Unrecognised tax losses	(16)	(25)	(22)
Adjustments in respect of prior years	12	11	7

Total tax (charge)/credit	(13)	222	81

UK	(36)	46	(25)
Overseas	23	176	106

Total tax (charge)/credit	(13)	222	81

Tax rate reflected in earnings	3.1%	8.7%	18.7%

Summary of Tax Benefit/(Charge) Recognised in Other Comprehensive Income

The tax (charge)/benefit recognised in other comprehensive income is as follows:

All figures in £ millions	2017	2016	2015
Net exchange differences on translation of foreign operations	9	(5)	5
Fair value gain on other financial assets	(4)	—	—
Remeasurement of retirement benefit obligations	(42)	58	(24)

	(37)	53	(19)